Fees Summary	Jul. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,929,401.24
Previously Paid Amount	0.00
Total Fee Amount	266.45
Total Offset Amount	266.45
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A